Severance Indemnities And Pension Plans (Components Of Net Periodic Benefit Costs Of Pension Benefits, SIPs And Other Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Domestic Subsidiaries, Pension Benefits And SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 16,960	¥ 20,502
Interest cost on projected benefit obligation	10,088	11,332
Expected return on plan assets	(27,514)	(27,114)
Amortization of net actuarial loss	7,027	12,411
Amortization of prior service cost	(4,729)	(6,080)
Loss (gain) on settlements and curtailment	(810)	(826)
Net periodic benefit cost	1,022	10,225
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	6,409	5,500
Interest cost on projected benefit obligation	7,858	6,552
Expected return on plan assets	(11,854)	(9,745)
Amortization of net actuarial loss	4,223	4,925
Amortization of prior service cost	(237)	22
Loss (gain) on settlements and curtailment	23
Net periodic benefit cost	6,422	7,254
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	603	736
Interest cost on projected benefit obligation	748	636
Expected return on plan assets	(929)	(753)
Amortization of net actuarial loss	84	331
Amortization of prior service cost	(142)	(34)
Net periodic benefit cost	¥ 364	¥ 916